Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000233894
Shareholder Report [Line Items]
Fund Name	Simplify Aggregate Bond ETF
Class Name	Simplify Aggregate Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Aggregate Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Aggregate Bond ETF	$13	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
AssetsNet	$ 304,768,794
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$304,768,794
Total number of portfolio holdings	7
Period portfolio turnover rate	21%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	91.8%
U.S. Treasury Bills	7.5%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

C000259296
Shareholder Report [Line Items]
Fund Name	Simplify Barrier Income ETF
Class Name	Simplify Barrier Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Barrier Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Barrier Income ETF	$39	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[2]
AssetsNet	$ 180,873,279
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$180,873,279
Total number of portfolio holdings	10
Period portfolio turnover rate	7%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	76.3%
U.S. Treasury Bills	24.3%
Money Market Funds	1.5%
Purchased Options	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(2.1)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000254610
Shareholder Report [Line Items]
Fund Name	Simplify Bond Bull ETF
Class Name	Simplify Bond Bull ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Bond Bull ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bond Bull ETF	$23	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%	[3]
AssetsNet	$ 91,827,088
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$91,827,088
Total number of portfolio holdings	12
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	119.6%
Purchased Swaptions	(39.4)%
Other Assets in Excess of Liabilities	19.8%
Total	100.0%

C000255354
Shareholder Report [Line Items]
Fund Name	Simplify China A Shares PLUS Income ETF
Class Name	Simplify China A Shares PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify China A Shares PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify China A Shares PLUS Income ETF	$49	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%	[4]
AssetsNet	$ 9,900,016
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$9,900,016
Total number of portfolio holdings	14
Period portfolio turnover rate	108%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	58.2%
U.S. Exchange-Traded Funds	35.9%
Purchased Options	0.2%
Other Assets in Excess of Liabilities	5.7%
Total	100.0%

C000254609
Shareholder Report [Line Items]
Fund Name	Simplify Currency Strategy ETF
Class Name	Simplify Currency Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Currency Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Currency Strategy ETF	$40	0.76%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[5]
AssetsNet	$ 52,818,451
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$52,818,451
Total number of portfolio holdings	8
Period portfolio turnover rate	29%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	53.4%
U.S. Treasury Bills	49.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(3.4)%
Total	100.0%

C000238456
Shareholder Report [Line Items]
Fund Name	Simplify Enhanced Income ETF
Class Name	Simplify Enhanced Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Enhanced Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Enhanced Income ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[6]
AssetsNet	$ 150,819,279
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$150,819,279
Total number of portfolio holdings	17
Period portfolio turnover rate	33%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	77.8%
U.S. Treasury Bills	21.4%
Money Market Funds	1.0%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

C000262018
Shareholder Report [Line Items]
Fund Name	Simplify Government Money Market ETF
Class Name	Simplify Government Money Market ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Government Money Market ETF (the "Fund") for the period of July 14, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Government Money Market ETF	$7Footnote Reference(1)	0.15%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period July 14, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 7	[7]
Expense Ratio, Percent	0.15%	[8]
Expenses Short Period Footnote [Text Block]	Based on the period July 14, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 4,403,343,274
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$4,403,343,274
Total number of portfolio holdings	93
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	44.2%
U.S. Treasury Bills	25.8%
U.S. Government Obligations	18.7%
Repurchase Agreements	11.4%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

C000230898
Shareholder Report [Line Items]
Fund Name	Simplify Health Care ETF
Class Name	Simplify Health Care ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Health Care ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Health Care ETF	$28	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%	[9]
AssetsNet	$ 347,232,346
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$347,232,346
Total number of portfolio holdings	61
Period portfolio turnover rate	111%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	96.2%
Money Market Funds	3.3%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

C000231201
Shareholder Report [Line Items]
Fund Name	Simplify Hedged Equity ETF
Class Name	Simplify Hedged Equity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Hedged Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Hedged Equity ETF	$21	0.40%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[10]
AssetsNet	$ 330,580,901
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$330,580,901
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.6%
Purchased Options	0.5%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000233895
Shareholder Report [Line Items]
Fund Name	Simplify High Yield ETF
Class Name	Simplify High Yield ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify High Yield ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify High Yield ETF	$13	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[11]
AssetsNet	$ 460,379,501
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$460,379,501
Total number of portfolio holdings	8
Period portfolio turnover rate	2%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	73.2%
U.S. Treasury Bills	26.8%
Money Market Funds	0.8%
Liabilities in Excess of Other Assets	(0.8)%
Total	100.0%

C000227299
Shareholder Report [Line Items]
Fund Name	Simplify Interest Rate Hedge ETF
Class Name	Simplify Interest Rate Hedge ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Interest Rate Hedge ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Interest Rate Hedge ETF	$25	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[12]
AssetsNet	$ 151,623,961
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$151,623,961
Total number of portfolio holdings	17
Period portfolio turnover rate	105%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	67.3%
U.S. Exchange-Traded Funds	15.8%
Purchased Swaptions	12.3%
Other Assets in Excess of Liabilities	4.6%
Total	100.0%

C000230231
Shareholder Report [Line Items]
Fund Name	Simplify Intermediate Term Treasury Futures Strategy ETF
Class Name	Simplify Intermediate Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Intermediate Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Intermediate Term Treasury Futures Strategy ETF	$9	0.18%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13]
AssetsNet	$ 85,450,759
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$85,450,759
Total number of portfolio holdings	2
Period portfolio turnover rate	89%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.2%
Money Market Funds	0.7%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

C000246389
Shareholder Report [Line Items]
Fund Name	Simplify MBS ETF
Class Name	Simplify MBS ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify MBS ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify MBS ETF	$8	0.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[14]
AssetsNet	$ 1,684,717,745
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,684,717,745
Total number of portfolio holdings	8
Period portfolio turnover rate	385%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	99.0%
U.S. Exchange-Traded Funds	88.3%
U.S. Treasury Bills	10.9%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(98.7)%
Total	100.0%

C000249114
Shareholder Report [Line Items]
Fund Name	Simplify Next Intangible Core Index ETF
Class Name	Simplify Next Intangible Core Index ETF
No Trading Symbol [Flag]	true
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Next Intangible Core Index ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Core Index ETF	$13	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[15]
AssetsNet	$ 35,748,586
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$35,748,586
Total number of portfolio holdings	201
Period portfolio turnover rate	13%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

C000238444
Shareholder Report [Line Items]
Fund Name	Simplify Short Term Treasury Futures Strategy ETF
Class Name	Simplify Short Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Short Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Short Term Treasury Futures Strategy ETF	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[16]
AssetsNet	$ 653,606,107
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$653,606,107
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	87.9%
U.S. Treasury Bills	12.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

C000259297
Shareholder Report [Line Items]
Fund Name	Simplify Target 15 Distribution ETF
Class Name	Simplify Target 15 Distribution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Target 15 Distribution ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Target 15 Distribution ETF	$39	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[17]
AssetsNet	$ 72,594,911
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$72,594,911
Total number of portfolio holdings	10
Period portfolio turnover rate	22%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	73.6%
U.S. Treasury Bills	28.2%
Money Market Funds	0.5%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(2.4)%
Total	100.0%

C000238457
Shareholder Report [Line Items]
Fund Name	Simplify Treasury Option Income ETF
Class Name	Simplify Treasury Option Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Treasury Option Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Treasury Option Income ETF	$18	0.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[18]
AssetsNet	$ 351,541,975
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$351,541,975
Total number of portfolio holdings	3
Period portfolio turnover rate	3%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.0%
Money Market Funds	0.0%Footnote Reference†
Purchased Options	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000227543
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Bitcoin Strategy ETF
Class Name	Simplify US Equity PLUS Bitcoin Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify US Equity PLUS Bitcoin Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Bitcoin Strategy ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[19]
AssetsNet	$ 46,975,788
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$46,975,788
Total number of portfolio holdings	3
Period portfolio turnover rate	11%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.1%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

C000220986
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Convexity ETF
Class Name	Simplify US Equity PLUS Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify US Equity PLUS Convexity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Convexity ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[20]
AssetsNet	$ 95,031,280
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$95,031,280
Total number of portfolio holdings	14
Period portfolio turnover rate	3%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.8%
Purchased Options	0.5%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

C000220987
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Downside Convexity ETF
Class Name	Simplify US Equity PLUS Downside Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify US Equity PLUS Downside Convexity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Downside Convexity ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[21]
AssetsNet	$ 116,698,741
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$116,698,741
Total number of portfolio holdings	14
Period portfolio turnover rate	5%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.7%
Purchased Options	0.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

C000265327
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Managed Futures Strategy ETF
Class Name	Simplify US Equity PLUS Managed Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify US Equity PLUS Managed Futures Strategy ETF (the "Fund") for the period of December 8, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Managed Futures Strategy ETF	$1Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period December 8, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 1	[22]
Expense Ratio, Percent	0.10%	[23]
Expenses Short Period Footnote [Text Block]	Based on the period December 8, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 4,467,907
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$4,467,907
Total number of portfolio holdings	4
Period portfolio turnover rate	35%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	70.0%
U.S. Treasury Bills	18.9%
Money Market Funds	7.3%
Other Assets in Excess of Liabilities	3.8%
Total	100.0%

C000220988
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Upside Convexity ETF
Class Name	Simplify US Equity PLUS Upside Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify US Equity PLUS Upside Convexity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Upside Convexity ETF	$27	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[24]
AssetsNet	$ 104,613,162
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$104,613,162
Total number of portfolio holdings	5
Period portfolio turnover rate	8%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	98.5%
Purchased Options	1.5%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

C000263092
Shareholder Report [Line Items]
Fund Name	Simplify VettaFi Private Credit Strategy ETF
Class Name	Simplify VettaFi Private Credit Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify VettaFi Private Credit Strategy ETF (the "Fund") for the period of September 22, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify VettaFi Private Credit Strategy ETF	$20Footnote Reference(1)	0.75%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period September 22, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 20	[25]
Expense Ratio, Percent	0.75%	[26]
Expenses Short Period Footnote [Text Block]	Based on the period September 22, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 2,287,685
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$2,287,685
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	102.0%
Money Market Funds	4.2%
Liabilities in Excess of Other Assets	(6.2)%
Total	100.0%

C000236819
Shareholder Report [Line Items]
Fund Name	Simplify Bitcoin Strategy PLUS Income ETF
Class Name	Simplify Bitcoin Strategy PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Bitcoin Strategy PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bitcoin Strategy PLUS Income ETF	$45	1.12%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.12%	[27]
AssetsNet	$ 44,456,174
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$44,456,174
Total number of portfolio holdings	14
Period portfolio turnover rate	26%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	411.4%
U.S. Exchange-Traded Funds	88.8%
Purchased Options	3.3%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(403.5)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000254611
Shareholder Report [Line Items]
Fund Name	Simplify Gold Strategy PLUS Income ETF
Class Name	Simplify Gold Strategy PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Gold Strategy PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gold Strategy PLUS Income ETF	$32	0.53%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.53%	[28]
AssetsNet	$ 49,228,349
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	189.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$49,228,349
Total number of portfolio holdings	15
Period portfolio turnover rate	189%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	77.4%
U.S. Treasury Bills	17.5%
Purchased Options	0.2%
Other Assets in Excess of Liabilities	4.9%
Total	100.0%

C000243093
Shareholder Report [Line Items]
Fund Name	Simplify Multi-QIS Alternative ETF
Class Name	Simplify Multi-QIS Alternative ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Multi-QIS Alternative ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Multi-QIS Alternative ETF	$44	1.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.05%	[29]
AssetsNet	$ 59,230,764
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$59,230,764
Total number of portfolio holdings	18
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	91.4%
Money Market Funds	14.6%
U.S. Exchange-Traded Funds	9.7%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(15.9)%
Total	100.0%

C000227300
Shareholder Report [Line Items]
Fund Name	Simplify Volatility Premium ETF
Class Name	Simplify Volatility Premium ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Volatility Premium ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volatility Premium ETF	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[30]
AssetsNet	$ 630,395,724
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$630,395,724
Total number of portfolio holdings	29
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	180.6%
U.S. Exchange-Traded Funds	40.4%
Money Market Funds	2.2%
Purchased Options	0.9%
Liabilities in Excess of Other Assets	(124.1)%
Total	100.0%

C000243094
Shareholder Report [Line Items]
Fund Name	Simplify Opportunistic Income ETF
Class Name	Simplify Opportunistic Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Opportunistic Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Opportunistic Income ETF	$48	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[31]
AssetsNet	$ 57,648,835
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$57,648,835
Total number of portfolio holdings	72
Period portfolio turnover rate	52%

Holdings [Text Block]
Investment Categories	% of Net Assets
Asset Backed Securities	32.7%
Preferred Stocks	20.2%
Common Stocks	18.1%
Mortgage Backed Securities	11.3%
Corporate Bonds	8.1%
U.S. Treasury Bills	5.5%
Foreign Bonds	3.1%
Money Market Funds	1.6%
Term Loans	0.1%
Purchased Options	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000238807
Shareholder Report [Line Items]
Fund Name	Simplify Propel Opportunities ETF
Class Name	Simplify Propel Opportunities ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Propel Opportunities ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Propel Opportunities ETF	$142	2.55%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.55%	[32]
AssetsNet	$ 75,247,165
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$75,247,165
Total number of portfolio holdings	37
Period portfolio turnover rate	29%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	52.5%
U.S. Treasury Bills	39.4%
Limited Partnership	32.4%
Money Market Funds	10.8%
Warrants	2.6%
Corporate Bonds	1.0%
Liabilities in Excess of Other Assets	(38.7)%
Total	100.0%

C000223058
Shareholder Report [Line Items]
Fund Name	Simplify Volt TSLA Revolution ETF
Class Name	Simplify Volt TSLA Revolution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Volt TSLA Revolution ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volt TSLA Revolution ETF	$48	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[33]
AssetsNet	$ 24,065,933
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$24,065,933
Total number of portfolio holdings	18
Period portfolio turnover rate	221%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	47.5%
Money Market Funds	30.4%
Common Stocks	24.0%
Purchased Options	1.0%
Liabilities in Excess of Other Assets	(2.9)%
Total	100.0%

C000241460
Shareholder Report [Line Items]
Fund Name	Simplify Commodities Strategy No K-1 ETF
Class Name	Simplify Commodities Strategy No K-1 ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Commodities Strategy No K-1 ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Commodities Strategy No K-1 ETF	$41	0.78%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[34]
AssetsNet	$ 58,616,145
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$58,616,145
Total number of portfolio holdings	6
Period portfolio turnover rate	23%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	76.0%
U.S. Treasury Bills	29.7%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(6.0)%
Total	100.0%

C000233897
Shareholder Report [Line Items]
Fund Name	Simplify Managed Futures Strategy ETF
Class Name	Simplify Managed Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Managed Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Managed Futures Strategy ETF	$40	0.78%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[35]
AssetsNet	$ 1,185,616,735
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,185,616,735
Total number of portfolio holdings	7
Period portfolio turnover rate	4%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	90.8%
U.S. Treasury Bills	11.9%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(3.1)%
Total	100.0%

C000259701
Shareholder Report [Line Items]
Fund Name	Simplify Piper Sandler US Small-Cap PLUS Income ETF
Class Name	Simplify Piper Sandler US Small-Cap PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Piper Sandler US Small-Cap PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$47	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[36]
AssetsNet	$ 5,903,627
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,903,627
Total number of portfolio holdings	160
Period portfolio turnover rate	118%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	98.7%
U.S. Exchange-Traded Funds	1.3%
Purchased Options	0.1%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000248321
Shareholder Report [Line Items]
Fund Name	Simplify Tara India Opportunities ETF
Class Name	Simplify Tara India Opportunities ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Tara India Opportunities ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tara India Opportunities ETF	$35	0.70%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[37]
AssetsNet	$ 8,810,053
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$8,810,053
Total number of portfolio holdings	27
Period portfolio turnover rate	8%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	89.8%
Money Market Funds	5.1%
Other Assets in Excess of Liabilities	5.1%
Total	100.0%

C000251042
Shareholder Report [Line Items]
Fund Name	Simplify National Muni Bond ETF
Class Name	Simplify National Muni Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify National Muni Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify National Muni Bond ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[38]
AssetsNet	$ 46,272,612
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$46,272,612
Total number of portfolio holdings	36
Period portfolio turnover rate	185%

Holdings [Text Block]
Investment Categories	% of Net Assets
Municipal Bonds	89.9%
Money Market Funds	12.1%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(2.1)%
Total	100.0%

C000251041
Shareholder Report [Line Items]
Fund Name	Simplify Gamma Emerging Market Bond ETF
Class Name	Simplify Gamma Emerging Market Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Gamma Emerging Market Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gamma Emerging Market Bond ETF	$39	0.76%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[39]
AssetsNet	$ 36,612,695
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$36,612,695
Total number of portfolio holdings	76
Period portfolio turnover rate	58%

Holdings [Text Block]
Investment Categories	% of Net Assets
Foreign Bonds	94.6%
U.S. Treasury Bills	3.9%
Money Market Funds	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	1.5%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000259668
Shareholder Report [Line Items]
Fund Name	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Class Name	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Kayne Anderson Energy and Infrastructure Credit ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Kayne Anderson Energy and Infrastructure Credit ETF	$39	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[40]
AssetsNet	$ 16,808,559
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$16,808,559
Total number of portfolio holdings	37
Period portfolio turnover rate	48%

Holdings [Text Block]
Investment Categories	% of Net Assets
Corporate Bonds	94.7%
Preferred Stocks	2.9%
Money Market Funds	0.8%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

C000259298
Shareholder Report [Line Items]
Fund Name	Simplify Ancorato Target 25 Distribution ETF
Class Name	Simplify Ancorato Target 25 Distribution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Ancorato Target 25 Distribution ETF (the "Fund") for the period of November 17, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Ancorato Target 25 Distribution ETF	$9Footnote Reference(1)	0.75%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period November 17, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Expenses Paid, Amount	$ 9	[41]
Expense Ratio, Percent	0.75%	[42]
Expenses Short Period Footnote [Text Block]	Based on the period November 17, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 28,378,151
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$28,378,151
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	43.8%
U.S. Exchange-Traded Funds	39.2%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	16.6%
Total	100.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Based on the period July 14, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Based on the period December 8, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[23]	Annualized
[24]	Annualized
[25]	Based on the period September 22, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized
[36]	Annualized
[37]	Annualized
[38]	Annualized
[39]	Annualized
[40]	Annualized
[41]	Based on the period November 17, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
[42]	Annualized